Certain Transactions (Details) - USD ($) $ in Thousands	3 Months Ended			10 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Net gain on divestiture of minority interest					$ 3,578	$ 7,908	$ (788)
Operating expenses					$ 325,391	334,071	353,300
Bank Loan [Member]
Business Acquisition [Line Items]
Proceeds from secured debt								$ 260,000
Interest rate								3.35%
Credit Line [Member]
Business Acquisition [Line Items]
Proceeds from secured debt								$ 240,000
Proceeds from lines of credit							100,000
Xaar 3D Ltd. [Member]
Business Acquisition [Line Items]
Ownership percentage held by company	15.00%				45.00%
Ownership percentage retained by Xaar					55.00%
Consideration paid					$ 157,000
LPW Technology [Member]
Business Acquisition [Line Items]
Total consideration from divestiture of minority interest		$ 33,600
Net gain on divestiture of minority interest		$ 13,500
Net loss for the year ended						$ 4,600	$ 1,800
Solidscape, Inc [Member]
Business Acquisition [Line Items]
Net gain on divestiture of minority interest			$ 7,000
Evolve Research and Development Project [Member]
Business Acquisition [Line Items]
Operating expenses				$ 1,600
Write-off of in-process research and development project				$ 5,000
Unconsolidated Entity [Member]
Business Acquisition [Line Items]
Net gain on divestiture of minority interest	$ 3,600